Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the followings (in thousands):

	December 31,
	2023	2022
Partner costs	$13,971	$14,535
Inventory, shipping and fulfillment	6,869	11,687
Employee compensation and benefits	4,334	20,584
Sales and other taxes	3,963	4,818
Information technology	3,176	2,207
Advertising	872	1,176
Customer service expenses	437	956
Other accrued expenses	8,525	8,467

Total accrued expenses	$42,147	$64,430